Share-Based Compensation (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation expenses arising from stock options granted by the Company	$ 69	$ 2,876	$ 0